GOODWILL (Schedule Of Goodwill) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023
Goodwill [Line Items]
Goodwill, beginning balance		$ 39,400	[1]	$ 39,510
Translation differences		(75)		(110)
Goodwill, ending balance	[1]	39,325		39,400
Telematics Services [Member]
Goodwill [Line Items]
Goodwill, beginning balance		33,940	[1]	33,990
Translation differences		(9)		(50)
Goodwill, ending balance	[1]	33,931		33,940
Telematics products [Member]
Goodwill [Line Items]
Goodwill, beginning balance		5,460	[1]	5,520
Translation differences		(66)		(60)
Goodwill, ending balance	[1]	$ 5,394		$ 5,460

[1]	The accumulated amount of goodwill impairment loss as of December 31, 2024, and 2023 was US$ 29.89 million.